INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes On Income [Line Items]
Income tax rate	23.00%	23.00%	23.00%
Dividend distrubutions, withholding tax rate	20.00%
Net operating loss carry forward	$ 11,111
Company recognized interest and penalties	444	$ 158	$ 12
Company recognized interest and penalties accrued	1,017	$ 573
Capital loss	$ 1,570
Minimum [Member]
Taxes On Income [Line Items]
Income tax rate	21.00%
Business interest percentage	30.00%
Open tax year	2020
Maximum [Member]
Taxes On Income [Line Items]
Income tax rate	35.00%
Business interest percentage	50.00%
Open tax year	2024
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2031
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 6,402
Federal [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	3,471
State [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 2,746
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	7.50%